Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of cash and cash equivalents
Cash at bank	$ 77,066		$ 77,066		$ 128,916
Deposits at call	462		462		412
Cash and cash equivalents	77,528	$ 81,348	77,528	$ 81,348	$ 129,328	$ 50,426
Loss for the period	$ (25,692)	$ (24,584)	(50,236)	(30,067)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization			2,052	1,715
Foreign exchange (gains)/losses			(417)	(375)
Finance costs			5,134	4,343
Remeasurement of borrowing arrangements			(3,955)	(779)
Remeasurement of contingent consideration			(16,569)	882
Equity settled share-based payment			8,421	2,447
Deferred tax benefit			(656)	(4,202)
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables			(1,727)	(620)
Decrease/(increase) in prepayments			(3,238)	(778)
Decrease/(increase) in tax assets				1,499
Increase/(decrease) in trade creditors and accruals			3,189	5,910
Increase/(decrease) in provisions			(2,127)	637
Increase/(decrease) in deferred consideration				2,500
Net cash (outflows) in operating activities			$ (60,129)	$ (16,888)